EQUITY - Schedule Of Authorized Share Capital (Details) - Common equity - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	958,168,417	961,290,839
Issued (repurchased)
Repurchases (in shares)	(3,448,665)	(4,707,132)
Long-term share ownership plans (in shares)	3,826,248	1,312,463
Dividend reinvestment plan and others (in shares)	227,120	272,247
Ending balance (in shares)	958,773,120.00000	958,168,417
Class A shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	958,083,297
Issued (repurchased)
Ending balance (in shares)	958,688,000	958,083,297